RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 07, 2016	Mar. 31, 2017	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Aug. 10, 2021	May 11, 2021
Consulting services	$ 655,750		$ 655,750	$ 50,000	$ 50,000	$ 50,000
Accrued Interest payable			139,000	139,000	118,000
Current liability			54,647	$ 54,647	54,647	54,647
Interest rate				8.00%
Additional borrowed amount	$ 134,750	$ 601,361
Accrued expenses related party			200,000	$ 200,000	154,000	175,000
Accrued compensation -related party							$ 300,000	$ 300,000
Notes payable related party			290,000	290,000
Outstanding balance				77,000	735,000	735,000
President [Member]
Accrued Interest payable			72,000	$ 72,000	66,000	51,000
Interest rate				8.00%
Accrued expenses related party					35,000	84,000
Notes payable related party			486,500	$ 486,500
Notes payable			$ 356,404	$ 356,404	356,404	426,404
Multiple Shareholders
Note payable related party					356,404	426,404
Accrued interest payable					$ 120,000	$ 240,000